Income Tax (Details) - Schedule of reconciliation of deferred tax (liabilities)/asset net - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Reconciliation of Deferred Tax Liabilities Asset Net [Abstract]
Opening balance	$ (1,689,279)	$ (1,750,995)
Tax expense during the period recognised in profit & loss	537,958	(269,284)
Exchange rate difference	73,149	48,362
Tax expenses during the period recognised in other comprehensive income	(253,425)	253,940
Temporary timing differences		28,698
Reversed on deconsolidation of a subsidiary	(75,423)
Acquired in business combination
Total deferred tax (liabilities)/assets net	$ (1,407,020)	$ (1,689,279)